Consolidated Statements of Cash Flow - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Total cash provided by operating activities	$ 1,225	$ 1,260	$ 2,338